Third Quarter Report
December 31, 2022 (Unaudited)
Columbia Solutions Conservative Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 15.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.1%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	131,000	130,099
05/23/2034	2.400%	EUR	44,000	43,639
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	57,000	49,101
Total				222,839
Belgium 1.2%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	57,000	51,695
04/22/2033	1.250%	EUR	54,000	48,144
03/28/2035	5.000%	EUR	17,000	21,157
Total				120,996
China 1.1%
China Development Bank
07/18/2032	2.960%	CNY	250,000	35,755
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,679
05/21/2030	2.680%	CNY	200,000	28,485
05/15/2032	2.760%	CNY	250,000	35,610
Total				114,529
France 1.1%
French Republic Government Bond OAT(c),(d)
11/25/2031	0.000%	EUR	39,000	32,081
French Republic Government Bond OAT(c)
05/25/2036	1.250%	EUR	80,000	66,551
05/25/2045	3.250%	EUR	20,000	21,076
Total				119,708
Italy 1.8%
Italy Buoni Poliennali Del Tesoro(c)
05/01/2031	6.000%	EUR	73,000	87,089
02/01/2037	4.000%	EUR	75,000	74,385
09/01/2046	3.250%	EUR	34,000	28,743
Total				190,217
Japan 4.2%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	22,000,000	162,068
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	14,000,000	91,831
09/20/2041	0.500%	JPY	3,000,000	20,002
03/20/2042	0.800%	JPY	5,050,000	35,458
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	12,046
06/20/2051	0.700%	JPY	8,000,000	48,991
03/20/2052	1.000%	JPY	3,650,000	24,130
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	6,000,000	42,853
Total				437,379
Netherlands 1.8%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	110,000	109,154
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	95,000	80,059
Total				189,213
Spain 2.0%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	90,000	79,040
07/30/2035	1.850%	EUR	40,000	34,676
07/30/2041	4.700%	EUR	25,000	29,669
Spain Government Bond
07/30/2032	5.750%	EUR	48,000	60,820
Total				204,205
Total Foreign Government Obligations (Cost $2,061,646)				1,599,086

U.S. Treasury Obligations 26.1%

U.S. Treasury
03/31/2028	1.250%		142,000	123,462
06/30/2028	1.250%		142,000	122,763
09/30/2028	1.250%		700,000	601,289
10/31/2028	1.375%		250,000	215,879
11/30/2028	1.500%		515,000	447,165
04/30/2029	2.875%		450,000	421,453
05/15/2029	2.375%		122,000	110,896
08/15/2029	1.625%		122,000	105,835
08/15/2030	0.625%		111,000	87,361
02/15/2031	1.125%		103,000	83,961
08/15/2031	1.250%		515,000	418,116
Total U.S. Treasury Obligations (Cost $3,166,268)				2,738,180
2	Columbia Solutions Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2022 (Unaudited)
Money Market Funds 56.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(e),(f)	5,955,032	5,953,245
Total Money Market Funds (Cost $5,952,796)		5,953,245
Total Investments in Securities (Cost: $11,180,710)		10,290,511
Other Assets & Liabilities, Net		190,227
Net Assets		10,480,738
At December 31, 2022, securities and/or cash totaling $206,880 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,000 CHF	9,708 USD	Citi	02/08/2023	—	(65)
557,000 CNY	80,202 USD	Citi	02/08/2023	—	(572)
1,079,000 EUR	1,149,664 USD	Citi	02/08/2023	—	(8,253)
72,000 HKD	9,249 USD	Citi	02/08/2023	17	—
109,000 SEK	10,528 USD	Citi	02/08/2023	61	—
290 USD	3,000 SEK	Citi	02/08/2023	—	(2)
67,000 NOK	6,790 USD	Goldman Sachs International	02/08/2023	—	(59)
62,100,034 JPY	458,117 USD	HSBC	02/08/2023	—	(17,350)
7,000 SGD	5,160 USD	HSBC	02/08/2023	—	(69)
40,000 ZAR	2,252 USD	HSBC	02/08/2023	—	(94)
266,000 CNY	38,293 USD	Standard Chartered	02/08/2023	—	(281)
30,000 AUD	20,131 USD	UBS	02/08/2023	—	(325)
7,000 CAD	5,115 USD	UBS	02/08/2023	—	(56)
37,000 DKK	5,302 USD	UBS	02/08/2023	—	(39)
23,000 GBP	28,038 USD	UBS	02/08/2023	206	—
Total				284	(27,165)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	03/2023	JPY	43,641,000	—	(5,357)
Australian 10-Year Bond	1	03/2023	AUD	115,681	—	(4,491)
Euro-Bobl	1	03/2023	EUR	115,750	—	(3,847)
Euro-BTP	1	03/2023	EUR	108,920	—	(8,620)
Euro-OAT	1	03/2023	EUR	127,300	—	(9,642)
Long Gilt	2	03/2023	GBP	199,800	—	(11,880)
MSCI EAFE Index	1	03/2023	USD	97,470	—	(1,695)
MSCI Emerging Markets Index	1	03/2023	USD	47,970	—	(532)
Russell 2000 Index E-mini	2	03/2023	USD	177,090	—	(4,081)
S&P 500 Index E-mini	2	03/2023	USD	386,100	—	(10,745)
U.S. Treasury 10-Year Note	2	03/2023	USD	224,594	—	(3,223)
U.S. Treasury 5-Year Note	3	03/2023	USD	323,789	—	(952)
U.S. Treasury Ultra 10-Year Note	16	03/2023	USD	1,892,500	—	(2,911)
Total					—	(67,976)

Columbia Solutions Conservative Portfolio | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(1)	03/2023	CAD	(122,550)	1,712	—
Short Term Euro-BTP	(1)	03/2023	EUR	(105,110)	1,838	—
Total					3,550	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.854	USD	648,000	32,660	—	—	32,660	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.820	USD	246,000	1,685	—	—	1,685	—
Total								34,345	—	—	34,345	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $986,358, which represents 9.41% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.318%
	5,767,626	4,263,156	(4,079,213)	1,676	5,953,245	(985)	88,869	5,955,032
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
4	Columbia Solutions Conservative Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2022 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Conservative Portfolio | Third Quarter Report 2022	5

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3QT315_03_N01_(02/23)